Stock-based compensation - Summary of Outstanding Unvested Stock Options Activities (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of Shares - Beginning balance	2,115,000	6,122,000	10,765,000
Number of Shares - Options granted		0	1,730,000
Number of Shares - Options vested	(1,035,000)	(3,720,000)	(5,580,000)
Number of Shares - Options forfeited	(8,000)	(287,000)	(793,000)
Number of Shares - Ending balance	1,072,000	2,115,000	6,122,000
Weighted Average Exercise Price - Beginning balance	$ 23.81	$ 17.94	$ 11.23
Weighted Average Exercise Price - Options granted			28.68
Weighted Average Exercise Price - Options vested	19.2	14.87	8.99
Weighted Average Exercise Price - Options forfeited	17.06	14.51	13.21
Weighted Average Exercise Price - Ending balance	$ 28.3	$ 23.81	$ 17.94